Legal proceedings and regulatory matters	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings and regulatory matters

33	Legal proceedings and regulatory matters
The group is party to legal proceedings and regulatory matters in a number of jurisdictions arising out of its normal business operations. Apart from the matters described below, the group considers that none of these matters are material. The recognition of provisions is determined in accordance with the accounting policies set out in Note 1. While the outcomes of legal proceedings and regulatory matters are inherently uncertain, management believes that, based on the information available to it, appropriate provisions have been made in respect of these matters as at 31 December 2023 (see Note 25: ‘Provisions’). Where an individual provision is material, the fact that a provision has been made is stated and quantified, except to the extent that doing so would be seriously prejudicial. Any provision recognised does not constitute an admission of wrongdoing or legal liability. It is not practicable to provide an aggregate estimate of potential liability for our legal proceedings and regulatory matters as a class of contingent liabilities.
Bernard L. Madoff Investment Securities LLC
Various non-US HSBC companies provided custodial, administration and similar services to a number of funds incorporated outside the US whose assets were invested with Bernard L. Madoff Investment Securities LLC ('Madoff Securities'). Based on information provided by Madoff Securities as at 30 November 2008, the purported aggregate value of these funds was $8.4bn, including fictitious profits reported by Madoff. Based on information available to HSBC, the funds’ actual transfers to Madoff Securities minus their actual withdrawals from Madoff Securities during the time HSBC serviced the funds are estimated to have totalled approximately $4bn. Various HSBC companies have been named as defendants in lawsuits arising out of Madoff Securities’ fraud.
US litigation: The Madoff Securities Trustee has brought lawsuits against various HSBC companies and others, seeking recovery of alleged transfers from Madoff Securities to HSBC in the amount of $543m (plus interest), and these lawsuits remain pending in the US Bankruptcy Court for the Southern District of New York (the 'US Bankruptcy Court').
Certain Fairfield entities (together, ‘Fairfield’) (in liquidation) have brought a lawsuit in the US against fund shareholders, including HSBC companies that acted as nominees for clients, seeking restitution of redemption payments in the amount of $382m (plus interest). Fairfield's claims against most of the HSBC companies have been dismissed by the US Bankruptcy Court and the US District Court for the Southern District of New York, but remain pending on appeal before the US Court of Appeals for the Second Circuit. Fairfield's claims against HSBC Private Bank (Suisse) SA and HSBC Securities Services Luxembourg ('HSSL') have not been dismissed and their appeals are also pending before the US Court of Appeals for the Second Circuit. Meanwhile, proceedings before the US Bankruptcy Court with respect to the claims against HSBC Private Bank (Suisse) SA and HSSL are ongoing.
UK litigation: The Madoff Securities Trustee has filed a claim against various HSBC companies in the High Court of England and Wales, seeking recovery of transfers from Madoff Securities to HSBC. The claim has not yet been served and the amount claimed has not been specified.
Cayman Islands litigation: In February 2013, Primeo Fund (‘Primeo’) (in liquidation) brought an action against HSSL and Bank of Bermuda (Cayman) Limited (now known as HSBC Cayman Limited), alleging breach of contract and breach of fiduciary duty and claiming damages. Following dismissal of Primeo's action by the Grand Court and Court of Appeal of the Cayman Islands, in 2019, Primeo appealed to the Judicial Committee of the Privy Council. In November 2023, the Privy Council issued a judgment upholding the dismissal of Primeo's claims. This matter is now closed.
Luxembourg litigation: In 2009, Herald Fund SPC (‘Herald’) (in liquidation) brought an action against HSSL before the Luxembourg District Court, seeking restitution of cash and securities in the amount of $2.5bn (plus interest), or damages in the amount of $2bn (plus interest). In 2018, HSBC Bank plc was added to the claim and Herald increased the amount of the alleged damages claim to $5.6bn (plus interest). The Luxembourg District Court has dismissed Herald’s securities restitution claim, but reserved Herald’s cash restitution and damages claims. Herald has appealed this dismissal to the Luxembourg Court of Appeal, where the matter is pending.
Beginning in 2009, various HSBC companies have been named as defendants in a number of actions brought by Alpha Prime Fund Limited ('Alpha Prime') in the Luxembourg District Court seeking damages for alleged breach of contract and negligence in the amount of $1.16bn (plus interest). These matters are currently pending before the Luxembourg District Court.
Beginning in 2014, HSSL and the Luxembourg branch of HSBC Bank plc have been named as defendants in a number of actions brought by Senator Fund SPC ('Senator') before the Luxembourg District Court seeking restitution of securities in the amount of $625m (plus interest), or damages in the amount of $188m (plus interest). These matters are currently pending before the Luxembourg District Court.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of the pending matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
US Anti-Terrorism Act litigation
Since November 2014, a number of lawsuits have been filed in federal courts in the US against various HSBC companies and others on behalf of plaintiffs who are, or are related to, alleged victims of terrorist attacks in the Middle East. In each case, it is alleged that the defendants aided and abetted the unlawful conduct of various sanctioned parties in violation of the US Anti-Terrorism Act, or provided banking services to customers alleged to have connections to terrorism financing. Seven actions, which seek damages for unspecified amounts, remain pending and HSBC Bank plc's motions to dismiss have been granted in three of these cases. These dismissals are subject to appeals and/or the plaintiffs re-pleading their claims. The four other actions are at an early stage.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
Interbank offered rates investigation and litigation
Euro interest rate derivatives: In December 2016, the European Commission (‘EC’) issued a decision finding that HSBC, among other banks, engaged in anti-competitive practices in connection with the pricing of euro interest rate derivatives, and the EC imposed a fine on HSBC based on a one-month infringement in 2007. The fine was annulled in 2019 and a lower fine was imposed in 2021. In January 2023, the European Court of Justice dismissed an appeal by HSBC and upheld the EC's findings on HSBC's liability. A separate appeal by HSBC concerning the amount of the fine remains pending before the General Court of the European Union.
US dollar Libor: Beginning in 2011, HSBC and other panel banks have been named as defendants in a number of individual and putative class action lawsuits filed in federal and state courts in the US with respect to the setting of US dollar Libor. The complaints assert claims under various US federal and state laws, including antitrust and racketeering laws and the Commodity Exchange Act (‘US CEA’). HSBC has concluded class settlements with five groups of plaintiffs, and several class action lawsuits brought by other groups of plaintiffs have been voluntarily dismissed. A number of individual US dollar Libor-related actions seeking damages for unspecified amounts remain pending.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of the pending matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
Foreign exchange-related investigations and litigation
Since 2017, HSBC Bank plc, among other financial institutions, has been defending a complaint filed by the Competition Commission of South Africa before the South African Competition Tribunal for alleged anti-competitive behaviour in the South African foreign exchange market. In January 2024, the South African Competition Appeal Court denied HSBC Bank plc's application to dismiss the complaint.
In January 2023, HSBC Bank plc and HSBC Holdings plc reached a settlement-in-principle with plaintiffs in Israel to resolve a class action filed in the local courts alleging foreign exchange-related misconduct. The settlement remains subject to court approval. Lawsuits alleging foreign exchange-related misconduct remain pending against HSBC Bank plc and other banks in courts in Brazil.
In February 2024, HSBC Bank plc and HSBC Holdings plc were joined to an existing claim brought in the UK Competition Appeals Tribunal against various other banks alleging historical anti-competitive behaviour in the foreign exchange market and seeking damages for unspecified amounts. This matter is at an early stage. It is possible that additional civil actions will be initiated against HSBC Bank plc in relation to its historical foreign exchange activities.
There are many factors that may affect the range of outcomes, and the resulting financial impact, of the pending matters, which could be significant.
Precious metals fix-related litigation
US litigation: HSBC and other members of The London Silver Market Fixing Limited are defending a class action pending in the US District Court for the Southern District of New York alleging that, from January 2007 to December 2013, the defendants conspired to manipulate the price of silver and silver derivatives for their collective benefit in violation of US antitrust laws, the US CEA and New York state law. In May 2023, this action, which seeks damages for unspecified amounts, was dismissed but remains pending on appeal.
HSBC and other members of The London Platinum and Palladium Fixing Company Limited are defending a class action pending in the US District Court for the Southern District of New York alleging that, from January 2008 to November 2014, the defendants conspired to manipulate the price of platinum group metals and related financial products for their collective benefit in violation of US antitrust laws and the US CEA. In February 2023, the court reversed an earlier dismissal of the plaintiffs’ third amended complaint and this action , which seeks damages for unspecified amounts, is proceeding.
Canada litigation: HSBC and other financial institutions are defending putative class actions filed in the Ontario and Quebec Superior Courts of Justice alleging that the defendants conspired to manipulate the price of silver, gold and related derivatives in violation of the Canadian Competition Act and common law. These actions each seek CA$1bn in damages plus CA$250m in punitive damages. Two of the actions are proceeding and the others have been stayed.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
Tax-related investigations
Various tax administration, regulatory and law enforcement authorities around the world are conducting investigations in connection with allegations of tax evasion or tax fraud, money laundering and unlawful cross-border banking solicitation. HSBC continues to cooperate with these investigations.
In March 2023, the French National Financial Prosecutor announced an investigation into a number of banks, including HSBC Continental Europe and the Paris branch of HSBC Bank plc, in connection with alleged tax fraud related to the dividend withholding tax treatment of certain trading activities. HSBC Bank plc and HSBC Germany also continue to cooperate with investigations by the German public prosecutor into numerous financial institutions and their employees, in connection with the dividend withholding tax treatment of certain trading activities.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
Gilts trading investigation and litigation
Since 2018, the UK Competition and Markets Authority ('CMA') has been investigating HSBC and four other banks for suspected anti-competitive conduct in relation to the historical trading of gilts and related derivatives. In May 2023, the CMA announced its case against HSBC Bank plc and HSBC Holdings plc; both HSBC companies are contesting the CMA's allegations.
In June 2023, HSBC Bank plc, among other banks, was named as a defendant in a putative class action filed in the US District Court for the Southern District of New York by plaintiffs alleging anti-competitive conduct in the gilts market and seeking damages for unspecified amounts. In September 2023, the defendants filed a motion to dismiss which remains pending. It is possible that additional civil actions will be initiated against HSBC Bank plc in relation to its historical gilts trading activities.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
UK depositor protection arrangements investigation
In January 2022, the UK Prudential Regulation Authority ('PRA') commenced an investigation into HSBC Bank plc's and HSBC UK Bank plc's compliance with depositor protection arrangements under the Financial Services Compensation Scheme in the UK. In January 2024, the PRA concluded its investigation and imposed a £57m fine on HSBC Bank plc and HSBC UK Bank plc, which has been paid, and this matter is now closed.
UK collections and recoveries investigation
Since 2019, the FCA has been investigating HSBC Bank plc's, HSBC UK Bank plc's and Marks and Spencer Financial Services plc's compliance with regulatory standards relating to collections and recoveries operations in the UK between 2017 and 2018. HSBC continues to cooperate with this investigation.
There are many factors that may affect the range of outcomes, and the resulting financial impact, of this matter, which could be significant.
Stanford litigation
Since 2009, HSBC Bank plc has been named as a defendant in numerous claims filed in courts in the UK and the US arising from the collapse of Stanford International Bank Ltd, for which it was a correspondent bank from 2003 to 2009. In February 2023, HSBC Bank plc reached settlements with the plaintiffs to resolve these claims. The US settlement is subject to court approval and the UK settlement has concluded.
Other regulatory investigations, reviews and litigation
HSBC Bank plc and/or certain of its affiliates are also subject to a number of other enquiries and examinations, requests for information, investigations and reviews by various regulators and competition and law enforcement authorities, as well as legal proceedings including litigation, arbitration and other contentious proceedings, in connection with various matters arising out of their ordinary course businesses and operations.
At the present time, HSBC Bank plc does not expect the ultimate resolution of any of these matters to be material to its financial position; however, given the uncertainties involved in legal proceedings and regulatory matters, there can be no assurance regarding the eventual outcome of a particular matter or matters.